CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
CONVERTIBLE NOTES PAYABLE
Beginning balance	$ 820,250	$ 545,250
Additions to convertible debt	355,000	330,000
Conversion of advances and accrued interest to convertible debt	420,489	0
Conversion of convertible debt to common stock	(471,250)	(55,000)
Total	$ 1,124,489	$ 820,250